CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
Schedule of Cash Cash Equivalents And Restricted Cash
Cash, cash equivalents and restricted cash reported within the accompanying consolidated statements of cash flows consisted of the following:

	December 31,
	2025	2024
Cash	$94,107	$93,682
Cash equivalents	15,294	33,952

Total cash and cash equivalents	109,401	127,634
Non-current portion of restricted cash	130	130

Total cash, cash equivalents and restricted cash	$109,531	$127,764